Long- term investments - Equity investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value of equity investment	¥ 5,400	¥ 2,800
Change in profit and loss of equity investment	258	¥ 933	¥ (917)
Beijing Diche Technology Co., Ltd
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			¥ 1,000
Shenzhen Cheyou alliance Automobile Service Co., Ltd ("Cheyou Union")
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	¥ 700